OTHER ASSETS	9 Months Ended
Sep. 30, 2023
Jet Ai Inc [Member]
Restructuring Cost and Reserve [Line Items]
OTHER ASSETS

NOTE 3 – OTHER ASSETS

Other assets consisted of the following:

	September 30, 2023	December 31, 2022
Deposits	$108,361	$73,226
Lease Maintenance Reserve	689,750	689,750
Total Other Assets	$798,111	$762,976